Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of June 30, 2025 and 2024, property and equipment, net consisted of the following:

	As of June 30,
	2025	2024
Electronic equipment	$728,532	$737,372
Leasehold improvements	188,042	185,361
Office equipment	89,855	83,483
	1,006,429	1,006,216
Less: Accumulated depreciation	(911,916)	(876,111)
Property and equipment, net	$94,513	$130,105